UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                  FORM 13F


                  Form 13F Cover Page

 Report for the Quarter Ended:   JUNE 30, 2002
                                ----------------

 Check here if amendment /     /; Amendment Number :
                                                     --------

 This Amendment (check only one):    /  /  is a restatement.
                                     /   /  adds new holdings entries.

 Institutional Investment Manager Filing this report:

 Name:                               Chapman Capital Management, Inc.
 Address:                            401 E. Pratt Street,
                                     28th Floor
                                     Baltimore, MD  21202

 Form 13F file number:  28- 4677
                        --------


 The institutional investment manager filing this report and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person signing this report on behalf or reporting manager:

 Name:                               Nathan A. Chapman, Jr.
 Title:                              President
 Phone:                              410-625-9656

 Signature, place, and date of signing:

   /s/ NATHAN A. CHAPMAN, JR.          BALTIMORE, MD        08/14/02
 -----------------------------       --------------------- ----------
 (Signature)                           (City, State)         (Date)

 Report type (check only one):

 / X / 13F HOLDING REPORT. (check here if all holdings of this reporting manager are reported in this report.

 / / 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

 List of other included managers reported by the Manager on this Form
13F:

           Form 13F  File  Number              Name

           NONE


           FORM 13F SUMMARY PAGE


           Report Summary:
           Number of other included managers:       0
                                             --------
           Form 13F information table entry total:            44
                                                 ---------------
           Form 13F information table value total:     $ 101,005
                                                 ---------------
                                                    (thousands)
           List of other included Managers:
           Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed., other than the manager filing this report.

           No.                                 Form 13F  File Number Name

           NONE




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                                     FORM 13F INFORMATION TABLE
                                 TITLE
                                 -----                                         SHARES/PRN   INVESTMENT        VOTING AUTHORITY
     NAME OF ISSUER             OF CLASS    CUSIP          VALUE        AMT     SH/PRN      DSCRETN   MGRS   SOLE    SHARE    NONE
     ------------------------------------------------------------------------------------------------------------------------------

 1 Advent Software                 CS    007974108     3,893,550.00    151,500     SH        SOLE           151,500

 2 Aetna Inc New Com               CS    00817y108         4,797.00        100     SH        SOLE               100

 3 Autodesk Inc.                   CS    052769106     3,734,857.00    281,876     SH        SOLE           281,876

 4 Carver Bancorp, Inc.            CS    146875109        61,200.00      5,000     SH        SOLE             5,000

 5 Computer Associate Int'l        CS    204912109     2,161,040.00    136,000     SH        SOLE           136,000

 6 Dem Equity Fund                 CS    159515303        19,295.96      1,304     SH        SOLE             1,304

 7 Doral Financial Corp.           CS    25811p100     4,961,754.00    148,600     SH        SOLE           148,600

 8 Echapman Com Inc Com            CS    26830q103        45,747.30    304,982     SH        SOLE           304,982

 9 Electronics Boutq Hldg Com      CS    286045109     3,168,795.00    108,150     SH        SOLE           108,150

10 Ethan Allen Interiors, Inc.     CS    297602104     6,457,705.00    185,300     SH        SOLE           185,300

11 First Horizon Pharmace Com      CS    32051k106     3,402,470.50    164,450     SH        SOLE           164,450

12 Firstbank Puerto Rico           CS    318672102     1,572,090.00     41,700     SH        SOLE            41,700

13 General Electric Co.            CS    369604103        61,005.00      2,100     SH        SOLE             2,100

14 General Motors                  CS    370442105        10,095.01        189     SH        SOLE               189

15 General Mtrs Corp Cl H New      CS    370442832         2,090.40        201     SH        SOLE               201

16 Golden West Finl Del Com        CS    381317106     8,250,161.00    119,950     SH        SOLE           119,950

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

17 Home Depot Inc.                 CS    437076102        41,337.24      1,125     SH        SOLE             1,125

18 Icu Medical Inc.                CS    44930g107     3,399,000.00    110,000     SH        SOLE           110,000

19 Informatica Corp Com            CS    45666Q102       577,835.00     81,500     SH        SOLE            81,500

20 Intel Corporation               CS    458140100        73,080.00      4,000     SH        SOLE             4,000

21 International Bncshrs Com       CS    459044103       645,384.96     15,279     SH        SOLE            15,279

22 Lattice Semiconductor Corp      CS    518415104     2,639,480.00    302,000     SH        SOLE           302,000

23 Lifepoint Hospitals Com         CS    53219L109     2,087,825.00     57,500     SH        SOLE            57,500

24 Mastec Inc.                     CS    576323109     2,690,080.00    365,500     SH        SOLE           365,500

25 Mbna Corp                       CS    55262L100       210,232.56      6,357     SH        SOLE             6,357

26 Microsoft                       CS    594918104       153,160.00      2,800     SH        SOLE             2,800

27 Movado Group, Inc.              CS    624580106     1,873,675.00     74,500     SH        SOLE            74,500

28 Netiq Corp Com                  CS    64115p102     2,183,795.00     96,500     SH        SOLE            96,500

29 Nike Inc. Class 'B'             CS    654106103       107,300.00      2,000     SH        SOLE             2,000

30 Nvidia Corp.                    CS    67066G104     4,578,470.00    266,500     SH        SOLE           266,500

31 Option Care Inc Com             CS    683948103     1,957,956.87    142,500     SH        SOLE           142,500

32 Oriental Financial Group, Inc   CS    68618w100     2,344,582.68     92,452     SH        SOLE            92,452

33 Pediatrix Medical Group         CS    705324101     4,740,000.00    189,600     SH        SOLE           189,600

34 Popular Inc.                    CS    733174106     6,742,736.00    200,200     SH        SOLE           200,200

35 Province Healthcare Co Com      CS    743977100     1,341,600.00     60,000     SH        SOLE            60,000
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
36 R&G Financial Corp Cl-B         CS    749136107     5,002,810.00    211,000     SH        SOLE           211,000

37 Renaissance Learning Com        CS    75968L105     3,033,000.00    150,000     SH        SOLE           150,000

38 Schering Plough                 CS    806605101       172,255.21      7,002     SH        SOLE             7,002

39 Solectron Corp                  CS    834182107     1,919,538.00    312,120     SH        SOLE           312,120

40 Southwest Airlines Co.          CS    844741108        40,917.11      2,532     SH        SOLE             2,532

41 Texas Instrument                CS    882508104       237,000.00     10,000     SH        SOLE            10,000

42 Univision Communications Inc.   CS    914906102     5,928,320.00    188,800     SH        SOLE           188,800

43 Webex Inc Com                   CS    94767l109       764,790.00     48,100     SH        SOLE            48,100

44 Wet Seal Inc                    CS    961840105     7,713,129.82    317,413     SH        SOLE           317,413

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